Schedule of Investments
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.53%
Australia–3.75%
Charter Hall Group	39,056	$474,193
Charter Hall Long Wale REIT	78,195	309,777
GPT Group (The)	523,284	2,012,846
National Storage REIT	365,998	733,568
NEXTDC Ltd.(a)	73,923	637,691
Shopping Centres Australasia Property Group	83,252	180,481
Stockland	292,472	923,233
		5,271,789
Belgium–1.72%
Aedifica S.A.	8,801	1,106,295
Cofinimmo S.A.	5,357	779,339
VGP N.V.	2,046	525,019
		2,410,653
Canada–1.99%
Chartwell Retirement Residences	151,503	1,502,729
Summit Industrial Income REIT	73,082	1,287,258
		2,789,987
France–0.47%
Covivio	8,288	657,566
Germany–3.96%
Aroundtown S.A.	148,121	850,837
Instone Real Estate Group SE(b)	32,674	611,882
Sirius Real Estate Ltd.	483,048	792,125
Vonovia SE	70,883	3,314,292
		5,569,136
Hong Kong–5.77%
Hang Lung Properties Ltd.	603,000	1,213,198
Hongkong Land Holdings Ltd.	134,900	658,063
Hysan Development Co. Ltd.	170,000	495,415
Kerry Properties Ltd.	248,500	700,269
Link REIT	147,700	1,258,905
New World Development Co. Ltd.	400,000	1,624,207
Sun Hung Kai Properties Ltd.	103,000	1,226,953
Wharf Real Estate Investment Co. Ltd.	188,000	929,030
		8,106,040
Japan–9.16%
Advance Residence Investment Corp.	285	805,846
GLP J-Reit	204	310,504
Japan Metropolitan Fund Investment Corp.	1,140	963,304
Japan Prime Realty Investment Corp.	149	488,265
Kenedix Office Investment Corp.	113	676,895
Mitsubishi Estate Co. Ltd.	50,200	746,599
Mitsubishi Estate Logistics REIT Investment Corp.	92	357,685
Mitsui Fudosan Co. Ltd.	83,358	1,783,443
Mitsui Fudosan Logistics Park, Inc.	147	693,424
Nippon Accommodations Fund, Inc.	105	551,057
Nomura Real Estate Master Fund, Inc.	363	479,952
Shares		Value
Japan–(continued)
ORIX JREIT, Inc.	447	$605,991
Sumitomo Realty & Development Co. Ltd.	68,400	1,890,647
Tokyo Tatemono Co. Ltd.	38,400	575,095
Tokyu Fudosan Holdings Corp.	247,900	1,360,639
United Urban Investment Corp.	513	590,523
		12,879,869
Macau–0.34%
Galaxy Entertainment Group Ltd.	81,000	481,406
Malta–0.00%
BGP Holdings PLC(c)	1,355,927	2
Singapore–2.70%
CapitaLand Integrated Commercial Trust	700,100	1,159,411
CapitaLand Investment Ltd.(a)	232,200	680,716
Digital Core REIT Management Pte Ltd.(a)	599,000	663,439
Mapletree Commercial Trust	357,500	497,213
Mapletree Industrial Trust	399,230	790,383
		3,791,162
Spain–1.35%
Cellnex Telecom S.A.(b)	39,556	1,896,000
Sweden–1.35%
Castellum AB	33,604	828,777
Samhallsbyggnadsbolaget i Norden AB, Class B	78,249	348,486
Wihlborgs Fastigheter AB	34,640	720,628
		1,897,891
United Kingdom–3.53%
Capital & Counties Properties PLC	325,311	745,241
Grainger PLC	139,943	534,659
Safestore Holdings PLC	25,978	455,944
Segro PLC	77,751	1,369,668
Tritax Big Box REIT PLC	379,080	1,199,764
UNITE Group PLC (The)	43,608	660,689
		4,965,965
United States–61.44%
American Homes 4 Rent, Class A	44,313	1,773,849
AvalonBay Communities, Inc.	25,914	6,436,260
Brixmor Property Group, Inc.	56,610	1,461,104
Duke Realty Corp.	24,303	1,411,032
Equinix, Inc.	6,066	4,498,667
Equity LifeStyle Properties, Inc.	25,352	1,938,921
Equity Residential	11,550	1,038,576
Essential Properties Realty Trust, Inc.	41,523	1,050,532
Gaming and Leisure Properties, Inc.	20,203	948,127
Healthcare Realty Trust, Inc.	56,855	1,562,375
Healthpeak Properties, Inc.	35,429	1,216,278
Hilton Worldwide Holdings, Inc.(a)	6,802	1,032,136
Invitation Homes, Inc.	139,123	5,589,962
Kimco Realty Corp.	152,906	3,776,778
Lamar Advertising Co., Class A	7,575	880,064
Life Storage, Inc.	22,707	3,188,744

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Shares		Value
United States–(continued)
NETSTREIT Corp.	18,803	$421,939
Outfront Media, Inc.	10,111	287,456
Prologis, Inc.	65,310	10,546,259
Realty Income Corp.	29,890	2,071,377
Rexford Industrial Realty, Inc.	47,719	3,559,360
Ryman Hospitality Properties, Inc.(a)	10,168	943,285
SBA Communications Corp., Class A	13,740	4,727,934
Simon Property Group, Inc.	15,098	1,986,293
SITE Centers Corp.	63,336	1,058,345
Sun Communities, Inc.	19,925	3,492,653
UDR, Inc.	99,702	5,719,904
Urban Edge Properties	23,219	443,483
Ventas, Inc.	62,381	3,852,651
VICI Properties, Inc.	156,650	4,458,259
Welltower, Inc.	51,739	4,974,187
		86,346,790
Total Common Stocks & Other Equity Interests (Cost $117,824,235)		137,064,256
Shares		Value
Money Market Funds–2.55%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	1,239,966	$1,239,966
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	928,642	928,363
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	1,417,104	1,417,104
Total Money Market Funds (Cost $3,585,433)		3,585,433
TOTAL INVESTMENTS IN SECURITIES—100.08% (Cost $121,409,668)		140,649,689
OTHER ASSETS LESS LIABILITIES–(0.08)%		(112,399)
NET ASSETS–100.00%		$140,537,290
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2022 was $2,507,882, which represented 1.78% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$414,569	$5,305,500	$(4,480,103)	$-	$-	$1,239,966	$17
Invesco Liquid Assets Portfolio, Institutional Class	431,297	3,789,643	(3,292,420)	-	(157)	928,363	70
Invesco Treasury Portfolio, Institutional Class	473,793	6,063,429	(5,120,118)	-	-	1,417,104	64
Total	$1,319,659	$15,158,572	$(12,892,641)	$-	$(157)	$3,585,433	$151

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$5,271,789	$—	$5,271,789
Belgium	—	2,410,653	—	2,410,653
Canada	2,789,987	—	—	2,789,987
France	—	657,566	—	657,566
Germany	—	5,569,136	—	5,569,136
Hong Kong	—	8,106,040	—	8,106,040
Japan	—	12,879,869	—	12,879,869
Macau	—	481,406	—	481,406
Malta	—	—	2	2
Singapore	—	3,791,162	—	3,791,162
Spain	—	1,896,000	—	1,896,000
Sweden	—	1,897,891	—	1,897,891
United Kingdom	—	4,965,965	—	4,965,965
United States	86,346,790	—	—	86,346,790
Money Market Funds	3,585,433	—	—	3,585,433
Total Investments	$92,722,210	$47,927,477	$2	$140,649,689
Invesco V.I. Global Real Estate Fund